Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments

		UNITED STATES DOLLAR
		2019	2018
34.	COMMITMENTS
	Capital expenditure
	Contracted for	4 7.9	50.0

	Operating leases 1
	- within one year	—	76.7
	- later than one and not later than five years	—	256.5
	- later than five years	—	324.2

	31 December 2019
	Undiscounted lease liabilities 2	Non-lease elements 3	Fully variable lease payments 4	Total
Lease contracts
- within one year	63.9	98.7	502.3	664.9
- later than one and not later than five years	178.2	290.1	1,410.3	1,878.6
- later than five years	205.3	83.3	21.7	310.3

	447.4	472.1	1,943.3	2,853.8

Guarantee
s
The Group provides environmental obligation guarantees and other guarantees with respect to its South African, Peruvian, Ghanaian and Australian operations. These guarantees amounted to
US$154.3 million at 31 December 2018 (2018: US$207.6 million and 2017: USS$112.1 million) (refer note 25.1).

1
The operating lease commitments in 2018 consisted mainly of power purchase agreements entered into at Tarkwa, Damang, Granny Smith and Gruyere. Included in these amounts were payments for non-lease
elements of the arrangement.

2	The undiscounted lease liabilities relate to the the gross cashflows used to determine the lease liabilities in terms of IFRS 1 6 Leases and will not agree to the leases recognised in note 33.
3	The non-lease elements are the amounts in the lease contracts that are not accounted for as part of the lease liabilities.
4
These are the total commitments per lease contracts where the payments have been determined to be fully variable, as a result no lease liability has been recorded. Included in these amounts are payments for non-lease elements of the arrangement.

5
Leases amounting to US$33.4 million have been entered into during 2019 but the use of the assets have not yet commenced at 31 December 2019. These relates mainly to wind farm and battery storage portion of the power purchase agreement at Agnew.